Share Capital and Reserves (Details 1)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ .05	$ .00
Number of options outstanding	2,000,000	0
Weighted average remaining contractual life outstanding (years)	4 years 6 months 4 days
Number of options exercisable	500,000
Weighted average remaining contractual life exercisable (years)	4 years 6 months 4 days
Exercise Price 1
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 0.05
Number of options outstanding	2,000,000
Weighted average remaining contractual life outstanding (years)	4 years 6 months 4 days
Number of options exercisable	500,000
Weighted average remaining contractual life exercisable (years)	4 years 6 months 4 days